Equity - Foreign Currency Translation Adjustment (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Equity [Abstract]
Balance at the beginning of the period	$ 155		$ 165
Other comprehensive loss before reclassifications	(20)	(8)	(30)	1	10	(7)	24
Amounts reclassified from other comprehensive income	0		0
Net other comprehensive loss	(20)		(30)
Balance at the end of the period	$ 135		$ 135		$ 165